CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Total	Common Stock	Additional Paid in Capital	Accumulated	Treasury Stock	Non-Controlling Interest
Beginning balance (in shares) at Dec. 31, 2019		27,236,489
Beginning balance at Dec. 31, 2019	$ 23,492,560	$ 18,139	$ 259,095,152	$ (235,890,272)	$ 0	$ 269,541
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock for cash (in shares)		5,747,608
Issuance of common stock for cash	4,197,622	$ 3,828	4,193,794
Non-cash issuance of common stock (in shares)		173,611
Non-cash issuance of common stock	125,000	$ 116	124,884
Common stock issuance costs	(255,070)		(255,070)
Employee and director share-based compensation	27,849		27,849
Net income (loss)	14,931,970			14,931,970
Ending balance (in shares) at Dec. 31, 2020		34,980,766
Ending balance at Dec. 31, 2020	31,779,206	$ 22,937	252,715,337	(220,959,068)	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Investment in joint ventures (in shares)		3,000,000
Investment in joint ventures	6,750,000	$ 1,998	6,748,002
Issuance of common stock for cash (in shares)		4,423,842
Issuance of common stock for cash	18,020,000	$ 2,946	18,017,054
Non-cash issuance of common stock (in shares)		50,907
Non-cash issuance of common stock	250,003	$ 35	249,968
Common stock issuance costs	(1,248,002)		(1,248,002)
Employee and director share-based compensation	97,010		97,010
Repurchase of employee stock options	(194,581)		(194,581)
Sale of treasury stock	0
Net income (loss)	8,188,231			8,188,231
Ending balance (in shares) at Mar. 31, 2021		42,455,515
Ending balance at Mar. 31, 2021	63,641,867	$ 27,916	276,384,788	(212,770,837)	0	0
Beginning balance (in shares) at Dec. 31, 2020		34,980,766
Beginning balance at Dec. 31, 2020	31,779,206	$ 22,937	252,715,337	(220,959,068)	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock for cash (in shares)		9,220,123
Issuance of common stock for cash	27,399,999	$ 6,140	27,393,859
Non-cash issuance of common stock (in shares)		143,787
Non-cash issuance of common stock	500,003	$ 97	499,906
Common stock issuance costs	(1,564,502)		(1,564,502)
Employee and director share-based compensation	463,986		463,986
Repurchase of employee stock options	(247,156)		(247,156)
Net income (loss)	(24,583,620)			(24,583,620)
Ending balance (in shares) at Dec. 31, 2021		71,207,832
Ending balance at Dec. 31, 2021	92,970,522	$ 47,065	338,936,145	(245,542,688)	(3,870,000)	3,400,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Investment in joint ventures	500,000					500,000
Common stock issuance costs	(70,000)		(70,000)
Employee and director share-based compensation	108,599	$ 119	108,480
Common stock received and cancelled in the rescission of the LPB transaction (in shares)		(3,500,000)
Common stock received and cancelled in the rescission of the LPB transaction	(5,110,000)	$ (2,331)	(5,107,669)
Sale of treasury stock	2,721		805		1,916	0
Net income (loss)	(6,547,023)			(6,378,555)		(168,468)
Ending balance (in shares) at Mar. 31, 2022		67,707,832
Ending balance at Mar. 31, 2022	$ 81,854,819	$ 44,853	$ 333,867,761	$ (251,921,243)	$ (3,868,084)	$ 3,731,532